Derivative Financial Instruments - Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments (Detail) - Derivatives not designated as hedges - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	$ 21,587,903	$ (27,594,230)	$ 672,226
Currency options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	0	(194,194)	194,194
Forwards
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(13,728,281)	(408,079)	(325,605)
Futures
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(239,159)	(664,381)	(116,638)
Crude oil options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	2,288,069	(898,527)	(1,472,311)
Currency options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	5,655,419	(5,253,517)	1,121,329
Interest rate options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	0	76,882	100,615
Crack spread swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	123,064	343,202	575,932
Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	27,301,296	(20,572,489)	600,937
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	187,495	(23,127)	11,987
DFIs not identified
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	$ 0	$ 0	$ (18,214)